Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 11,444,096	$ 13,698,325
Interest-bearing deposits in other banks	20,910,484	8,709,133
Total cash and cash equivalents	32,354,580	22,407,458
SECURITIES, available-for-sale	206,461,063	197,079,925
FEDERAL HOME LOAN BANK STOCK, at cost	4,829,540	4,893,800
CERTIFICATES OF DEPOSIT, at cost	2,490,000	2,739,000
LOANS HELD FOR SALE	229,425	423,720
Loans	360,937,164	295,313,069
Less allowance for loan losses	3,839,508	4,014,391
Net loans	357,097,656	291,298,678
PREMISES AND EQUIPMENT, net	12,385,556	9,165,532
Goodwill	10,072,399	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	1,040,547	132,786
CASH SURRENDER VALUE OF LIFE INSURANCE	16,406,846	14,173,138
OTHER REAL ESTATE OWNED	535,999	667,954
OTHER ASSETS, including accrued interest receivable	6,296,050	4,697,774
Total Assets	650,199,661	556,234,744
Deposits:
Non-interest bearing	92,499,725	86,752,995
Interest-bearing	472,945,234	381,247,070
Total deposits	565,444,959	468,000,065
Other borrowings		12,100,552
Junior subordinated deferrable interest debentures	12,738,549	10,300,000
Other liabilities	4,243,876	2,826,262
Total liabilities	582,427,384	493,226,879
SHAREHOLDERS' EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,665,845	14,663,861
Retained earnings	53,925,768	50,807,689
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,412,115	(1,358,205)
Treasury stock, at cost, 392,822 shares in 2014 and 318,506 shares in 2013	(5,992,008)	(4,866,037)
Total shareholders' equity	67,772,277	63,007,865
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 650,199,661	$ 556,234,744